Schedule of Investments (unaudited)
August 31, 2023
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
General Dynamics Corp.	75,177	$ 17,038,115
Lockheed Martin Corp.	72,334	32,430,949
Textron, Inc.	64,980	5,049,596
		54,518,660
Automobile Components — 0.1%
Lear Corp.	19,165	2,761,485
Automobiles — 3.0%
Ford Motor Co.	1,027,098	12,458,699
General Motors Co.	1,166,589	39,092,397
Tesla, Inc.(a)	149,248	38,517,924
		90,069,020
Banks — 2.0%
Bank of America Corp.	1,175,346	33,697,170
Citigroup, Inc.	54,862	2,265,252
KeyCorp	2,046,905	23,191,433
		59,153,855
Beverages — 2.0%
Coca-Cola Co.	143,867	8,607,563
PepsiCo, Inc.	295,496	52,574,648
		61,182,211
Biotechnology — 3.6%
AbbVie, Inc.	68,676	10,092,625
Amgen, Inc.	170,215	43,632,913
Exelixis, Inc.(a)	268,397	6,009,409
Gilead Sciences, Inc.	71,487	5,467,326
Horizon Therapeutics PLC(a)	15,858	1,787,831
Incyte Corp.(a)	372,180	24,016,775
Neurocrine Biosciences, Inc.(a)	15,176	1,652,514
Regeneron Pharmaceuticals, Inc.(a)	9,481	7,835,952
Seagen, Inc.(a)	9,787	2,016,807
Ultragenyx Pharmaceutical, Inc.(a)	139,366	5,127,275
		107,639,427
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	856,796	118,246,416
eBay, Inc.	314,143	14,067,323
		132,313,739
Building Products — 1.7%
A O Smith Corp.	47,471	3,441,647
Allegion PLC	102,602	11,677,134
Builders FirstSource, Inc.(a)	59,825	8,677,018
Owens Corning	53,847	7,749,122
Trane Technologies PLC	93,222	19,134,748
		50,679,669
Capital Markets — 2.4%
Bank of New York Mellon Corp.	154,071	6,913,166
Cboe Global Markets, Inc.	4,170	624,291
Moody’s Corp.	116,182	39,130,097
Nasdaq, Inc.	419,118	21,995,313
S&P Global, Inc.	8,051	3,146,814
		71,809,681
Chemicals — 1.7%
Ecolab, Inc.	183,920	33,806,335
LyondellBasell Industries NV, Class A	7,419	732,775
Sherwin-Williams Co.	58,722	15,955,942
		50,495,052
Security	Shares	Value
Commercial Services & Supplies — 1.0%
Cintas Corp.	48,140	$ 24,270,744
Republic Services, Inc.	32,576	4,695,179
		28,965,923
Communications Equipment — 0.1%
Arista Networks, Inc.(a)	5,823	1,136,824
Juniper Networks, Inc.	74,722	2,175,905
		3,312,729
Construction & Engineering — 0.9%
AECOM	209,474	18,381,343
EMCOR Group, Inc.	10,252	2,299,011
Valmont Industries, Inc.	23,164	5,872,074
		26,552,428
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	18,341	8,187,606
Vulcan Materials Co.	22,398	4,888,363
		13,075,969
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	3,922	273,167
Walmart, Inc.	329,417	53,566,499
		53,839,666
Electric Utilities — 0.8%
IDACORP, Inc.	26,931	2,581,067
OGE Energy Corp.	39,409	1,341,876
PPL Corp.	664,117	16,549,796
Xcel Energy, Inc.	43,210	2,468,587
		22,941,326
Electrical Equipment — 0.4%
AMETEK, Inc.	67,240	10,725,452
Electronic Equipment, Instruments & Components — 0.7%
Flex Ltd.(a)	627,263	17,306,186
TE Connectivity Ltd.	29,090	3,851,225
		21,157,411
Energy Equipment & Services — 0.0%
Halliburton Co.	18,786	725,515
Entertainment — 0.6%
Electronic Arts, Inc.	129,408	15,526,372
Playtika Holding Corp.(a)	260,531	2,542,783
Warner Bros Discovery, Inc., Class A(a)	66,245	870,459
		18,939,614
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B(a)	27,668	9,966,014
Block, Inc., Class A(a)	467,628	26,958,754
Euronet Worldwide, Inc.(a)	3,270	285,667
Fidelity National Information Services, Inc.	41,331	2,308,750
Mastercard, Inc., Class A	151,100	62,349,904
Visa, Inc., Class A	142,515	35,013,085
		136,882,174
Food Products — 1.0%
Hershey Co.	144,877	31,128,272
Ground Transportation — 0.1%
CSX Corp.	111,970	3,381,494
Ryder System, Inc.	3,487	351,141
		3,732,635
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	201,789	20,764,088
Boston Scientific Corp.(a)	446,814	24,101,147
IDEXX Laboratories, Inc.(a)	15,180	7,763,204

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	7,200	$ 1,149,048
Stryker Corp.	143,247	40,617,687
		94,395,174
Health Care Providers & Services — 3.3%
CVS Health Corp.	285,890	18,631,451
Elevance Health, Inc.	74,882	33,098,593
HCA Healthcare, Inc.	54,673	15,160,823
UnitedHealth Group, Inc.	64,644	30,808,038
		97,698,905
Health Care Technology — 0.3%
Teladoc Health, Inc.(a)(b)	436,035	9,871,832
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	56	559
Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp.	64,163	4,290,580
McDonald’s Corp.	20,525	5,770,604
Royal Caribbean Cruises Ltd.(a)	16,357	1,618,362
Travel + Leisure Co.	374,112	15,039,302
		26,718,848
Household Durables — 0.5%
DR Horton, Inc.	23,588	2,807,444
Lennar Corp., Class A	6,614	787,661
PulteGroup, Inc.	5,715	468,973
Toll Brothers, Inc.	143,530	11,759,413
		15,823,491
Household Products — 1.3%
Kimberly-Clark Corp.	292,928	37,737,914
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	129,821	2,327,691
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	107,638	20,229,486
Insurance — 2.9%
Allstate Corp.	40,337	4,348,732
Chubb Ltd.	15,269	3,067,084
Everest Group Ltd.	9,850	3,552,698
Marsh & McLennan Cos., Inc.	83,658	16,312,473
MetLife, Inc.	614,080	38,895,827
Travelers Cos., Inc.	127,241	20,515,067
		86,691,881
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A(a)	600,233	81,733,728
Alphabet, Inc., Class C, NVS(a)	365,990	50,268,726
Meta Platforms, Inc., Class A(a)	223,660	66,178,757
		198,181,211
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	202,377	24,501,783
Bruker Corp.	9,703	636,517
		25,138,300
Machinery — 3.2%
Cummins, Inc.	19,017	4,374,671
Graco, Inc.	3,942	311,182
Illinois Tool Works, Inc.	139,458	34,494,936
Oshkosh Corp.	204,604	21,244,033
Otis Worldwide Corp.	24,360	2,083,998
Snap-on, Inc.	25,227	6,775,972
Security	Shares	Value
Machinery (continued)
Timken Co.	95,432	$ 7,292,913
Xylem, Inc.	198,364	20,538,609
		97,116,314
Media — 1.4%
Comcast Corp., Class A	253,970	11,875,637
Fox Corp., Class A, NVS	759,340	25,103,781
Fox Corp., Class B	11,598	353,971
Liberty Media Corp. - Liberty SiriusXM(a)	134,230	3,280,581
		40,613,970
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	236,201	38,051,981
ConocoPhillips	178,714	21,272,328
EOG Resources, Inc.	52,505	6,753,193
Marathon Petroleum Corp.	12,122	1,730,658
Pioneer Natural Resources Co.	18,910	4,499,256
Targa Resources Corp.	58,180	5,018,025
Valero Energy Corp.	188,172	24,443,543
Williams Cos., Inc.	96,714	3,339,534
		105,108,518
Passenger Airlines — 0.0%
United Airlines Holdings, Inc.(a)	15,023	748,296
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	542,379	33,437,665
Eli Lilly & Co.	54,932	30,443,315
Johnson & Johnson	17,212	2,782,836
		66,663,816
Professional Services — 0.1%
Insperity, Inc.	19,477	1,973,604
Residential REITs — 0.9%
Camden Property Trust	128,694	13,850,048
Equity Residential	196,374	12,730,927
		26,580,975
Retail REITs — 0.5%
Simon Property Group, Inc.	138,904	15,764,215
Semiconductors & Semiconductor Equipment — 7.0%
Applied Materials, Inc.	300,405	45,889,868
Intel Corp.	647,831	22,764,781
Lam Research Corp.	1,625	1,141,400
Lattice Semiconductor Corp.(a)	50,082	4,870,975
MaxLinear, Inc.(a)	16,605	390,218
Micron Technology, Inc.	89,848	6,283,969
NVIDIA Corp.	218,559	107,869,795
NXP Semiconductors NV	43,796	9,009,713
QUALCOMM, Inc.	82,374	9,434,294
		207,655,013
Software — 11.1%
Adobe, Inc.(a)	69,387	38,810,925
Autodesk, Inc.(a)	8,507	1,888,044
Cadence Design Systems, Inc.(a)	57,550	13,837,322
Dropbox, Inc., Class A(a)	28,709	797,823
Fortinet, Inc.(a)	180,969	10,896,144
InterDigital, Inc.	7	607
Intuit, Inc.	8,340	4,518,695
Manhattan Associates, Inc.(a)	95,049	19,258,828
Microsoft Corp.	638,846	209,388,165
RingCentral, Inc., Class A(a)	117,883	3,646,121
Salesforce, Inc.(a)	78,596	17,405,870
Synopsys, Inc.(a)	11,196	5,137,733

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Teradata Corp.(a)	7,614	$ 352,300
Unity Software, Inc.(a)	23,801	882,303
VMware, Inc., Class A(a)	15,268	2,576,933
Zoom Video Communications, Inc., Class A(a)	27,680	1,966,110
		331,363,923
Specialized REITs — 0.6%
SBA Communications Corp.	76,751	17,232,902
Specialty Retail — 2.5%
AutoNation, Inc.(a)	23,900	3,754,451
Best Buy Co., Inc.	56,373	4,309,716
Chewy, Inc., Class A(a)(b)	207,194	4,968,512
Five Below, Inc.(a)	29,761	5,117,702
O’Reilly Automotive, Inc.(a)	2,595	2,438,521
Penske Automotive Group, Inc.(b)	56,665	9,310,059
TJX Cos., Inc.	471,131	43,570,195
		73,469,156
Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	1,117,580	209,959,754
Dell Technologies, Inc., Class C	110,612	6,220,819
Hewlett Packard Enterprise Co.	2,187,436	37,164,538
		253,345,111
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.(a)	7,199	700,751
Lululemon Athletica, Inc.(a)	60,837	23,194,715
Skechers U.S.A., Inc., Class A(a)	44,331	2,230,292
		26,125,758
Security	Shares	Value
Trading Companies & Distributors — 1.0%
WW Grainger, Inc.	41,219	$ 29,436,137
Total Long-Term Investments — 99.1% (Cost: $2,260,560,582)		2,960,614,913
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	29,027,959	29,027,959
SL Liquidity Series, LLC, Money Market Series, 5.49%(c)(d)(e)	15,081,038	15,085,562
Total Short-Term Securities — 1.5% (Cost: $44,111,147)		44,113,521
Total Investments — 100.6% (Cost: $2,304,671,729)		3,004,728,434
Liabilities in Excess of Other Assets — (0.6)%		(18,331,555)
Net Assets — 100.0%		$ 2,986,396,879
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 25,513,614	$ 3,514,345(a)	$ —	$ —	$ —	$ 29,027,959	29,027,959	$ 344,274	$ —
SL Liquidity Series, LLC, Money Market Series	1,007,234	14,076,897(a)	—	(219)	1,650	15,085,562	15,081,038	1,756(b)	—
				$ (219)	$ 1,650	$ 44,113,521		$ 346,030	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	161	09/15/23	$ 36,354	$ 1,223,636
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,960,614,913	$ —	$ —	$ 2,960,614,913
Short-Term Securities
Money Market Funds	29,027,959	—	—	29,027,959
	$ 2,989,642,872	$ —	$ —	2,989,642,872
Investments valued at NAV(a)				15,085,562
				$ 3,004,728,434
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,223,636	$ —	$ —	$ 1,223,636
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s
4